Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss before taxes	€ (20,697)	€ (11,648)	€ (5,462)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation	6,579	5,175	3,237
Interest income	(16)	(33)	(14)
Interest expense	2,029	1,075	1,021
Loss/(gain) on the disposal of non-current assets	(532)		(60)
Sharebased payment expenses	6,418	5,521	894
Real estate transfer tax expenses	1,200	0	0
Other non-cash items	(1,856)	(966)	(32)
Changes in operating assets and liabilities:
Inventories	(463)	(567)	(412)
Trade receivables	(5,692)	(3,909)	(2,430)
Other assets	(1,169)	(919)	314
Trade payables	3,125	140	(728)
Other liabilities	3,299	1,554	(664)
Cash flow used in operating activities	(7,775)	(4,577)	(4,336)
Investing activities
Cash paid for investments in intangible assets	(7,280)	(3,059)	(2,471)
Cash paid for investments in property, plant and equipment and right-of -use assets	(296)	(8,710)	(15,564)
Grants received for investment in property, plant and equipment	793	3,042	6,802
Grants refunded related to disposed property, plant and equipment	(358)
Cash received from disposals of property, plant and equipment	21,300		65
Interest received	16	33	14
Cash flow (used in)/from investing activities	14,175	(8,694)	(11,154)
Financing activities
Cash received from equity contributions, net	41,899	20,073	19,034
Cash received from loans	721	3,631	9,990
Cash repayments of loans	(12,072)	(2,851)	(8,749)
Cash repayments of leases liabilities	(3,046)	(442)	(1,580)
Interest paid	(2,029)	(1,075)	(1,013)
Cash flow from financing activities	25,473	19,336	17,682
Changes in cash and cash equivalents	31,873	6,065	2,192
Cash and cash equivalents at the beginning of the period	9,222	3,157	965
Cash and cash equivalents at the end of the period	€ 41,095	€ 9,222	€ 3,157